Additional Detail of Impaired Loans Broken Out According to Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	$ 4,702	$ 759
Impaired loans with no related allowance, unpaid balance	4,702	759
Impaired loans with no related allowance, average recorded investment YTD	2,894	1,347
Impaired loans with no related allowance, interest income recognized YTD	142	17
Impaired loans with a related allowance, recorded investment	4,858	4,071
Impaired loans with a related allowance, unpaid balance	4,858	4,071
Impaired loans with a related allowance	968	849
Impaired loans with a related allowance, average recored investment YTD	4,183	3,244
Impaired loans with a related allowance, interest income recognized YTD	114	131
Recorded Investment	9,560	4,830
Unpaid Balance	9,560	4,830
Related Allowance	968	849
Average Recorded Investment YTD	7,077	4,007
Interest Income Recognized YTD	256	148
Commercial installment
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	0	3
Impaired loans with no related allowance, unpaid balance	0	3
Impaired loans with no related allowance, average recorded investment YTD	50	45
Impaired loans with no related allowance, interest income recognized YTD	0	0
Impaired loans with a related allowance, recorded investment	240	79
Impaired loans with a related allowance, unpaid balance	240	79
Impaired loans with a related allowance	18	10
Impaired loans with a related allowance, average recored investment YTD	189	42
Impaired loans with a related allowance, interest income recognized YTD	20	6
Recorded Investment	240	82
Unpaid Balance	240	82
Related Allowance	18	10
Average Recorded Investment YTD	239	87
Interest Income Recognized YTD	20	6
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	4,665	353
Impaired loans with no related allowance, unpaid balance	4,665	353
Impaired loans with no related allowance, average recorded investment YTD	2,654	1,035
Impaired loans with no related allowance, interest income recognized YTD	142	8
Impaired loans with a related allowance, recorded investment	2,558	2,685
Impaired loans with a related allowance, unpaid balance	2,558	2,685
Impaired loans with a related allowance	315	400
Impaired loans with a related allowance, average recored investment YTD	2,415	2,147
Impaired loans with a related allowance, interest income recognized YTD	59	100
Recorded Investment	7,223	3,038
Unpaid Balance	7,223	3,038
Related Allowance	315	400
Average Recorded Investment YTD	5,069	3,182
Interest Income Recognized YTD	201	108
Consumer real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	27	341
Impaired loans with no related allowance, unpaid balance	27	399
Impaired loans with no related allowance, average recorded investment YTD	179	262
Impaired loans with no related allowance, interest income recognized YTD	0	9
Impaired loans with a related allowance, recorded investment	2,032	1,202
Impaired loans with a related allowance, unpaid balance	2,032	1,272
Impaired loans with a related allowance	607	404
Impaired loans with a related allowance, average recored investment YTD	1,546	1,019
Impaired loans with a related allowance, interest income recognized YTD	33	21
Recorded Investment	2,059	1,543
Unpaid Balance	2,059	1,671
Related Allowance	607	404
Average Recorded Investment YTD	1,725	1,281
Interest Income Recognized YTD	33	30
Consumer installment
Financing Receivable, Impaired [Line Items]
Impaired loans with no a valuation allowance, recorded investment	10	4
Impaired loans with no related allowance, unpaid balance	10	4
Impaired loans with no related allowance, average recorded investment YTD	11	5
Impaired loans with no related allowance, interest income recognized YTD	0	0
Impaired loans with a related allowance, recorded investment	28	35
Impaired loans with a related allowance, unpaid balance	28	35
Impaired loans with a related allowance	28	35
Impaired loans with a related allowance, average recored investment YTD	33	36
Impaired loans with a related allowance, interest income recognized YTD	2	4
Recorded Investment	38	39
Unpaid Balance	38	39
Related Allowance	28	35
Average Recorded Investment YTD	44	41
Interest Income Recognized YTD	$ 2	$ 4